CONSOLIDATED AND COMBINED CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	3 Months Ended		7 Months Ended	9 Months Ended
	Sep. 30, 2022	Oct. 01, 2021	Dec. 31, 2021	Sep. 30, 2022	Oct. 01, 2021
Net income	$ 53,316	$ 61,432		$ 165,743	$ 198,078
Other comprehensive (loss) income:
Foreign currency translation	(98,792)	(35,901)		(245,868)	(62,493)
Unrealized gain on derivatives designated and qualifying as cash flow hedges, net of tax expense of $2,895 and $2,895	9,960	0		9,960	0
Defined benefit pension and other post-retirement plan activity, net of tax expense of $235, $0, $710 and $0	766	270		2,322	698
Other comprehensive loss	(88,066)	(35,631)		(233,586)	(61,795)
Comprehensive (loss) income	(34,750)	25,801		(67,843)	136,283
Less: comprehensive (loss) income attributable to noncontrolling interest	(181)	1,048		(693)	1,707
Comprehensive (loss) income attributable to ESAB Corporation	$ (34,569)	$ 24,753		$ (67,150)	$ 134,576
ESAB Corporation
Net income			$ 6,868
Other comprehensive (loss) income:
Foreign currency translation			(8,669)
Other comprehensive loss			(8,669)
Comprehensive (loss) income			$ (1,801)